ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ 142,912	$ (31,826)	$ (11,520)
Share-based compensation	567	1,281	943
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(16,045)	2,224	4,115
Accounts payable	(8,591)	(1,723)	2,977
Accrued expenses and other current liabilities	(6,762)	$ (466)	$ 168
Amount due to subsidiaries	12,803
Amount due from subsidiaries	(4,873)	$ (953)
Net cash provided by (used in) operating activities	$ (28,036)	$ (42,629)	$ (23,596)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash paid for treasury stock			(2,846)
Proceeds from exercises of stock options	$ 4,826	$ 624	21
Net cash (used in) provided by financing activities	2,141	16,823	55,938
Net (decrease)/increase in cash	19,523	7,785	(13,982)
Cash, at beginning of year	86,960	60,117	59,652	$ 73,634
Cash, at end of year	86,960	60,117	59,652	73,634
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	149,647	(25,695)	(10,626)
Investment loss (income) in subsidiaries	(151,717)	23,875	8,387
Share-based compensation	598	1,359	1,251
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	$ (813)	$ (221)	$ 444
Accounts payable
Accrued expenses and other current liabilities	$ 169	$ (308)	$ (3)
Amount due to subsidiaries	(3,135)	(517)	3,231
Amount due from subsidiaries	(1,272)	2,898	(41)
Net cash provided by (used in) operating activities	$ (6,523)	$ 1,391	2,643
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash paid for treasury stock			(2,846)
Proceeds from exercises of stock options	$ 4,826	$ 624	21
Net cash (used in) provided by financing activities	4,826	624	(2,825)
Net (decrease)/increase in cash	(1,697)	2,015	(182)
Cash, at beginning of year	332	2,029	14	196
Cash, at end of year	$ 332	$ 2,029	$ 14	$ 196